Received SEC

MAR 21 2017

Washington, DC 20549

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-36559

By Electronic Mail

17010335

March 21, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 14, 2017 The Nasdaq Stock Market (the "Exchange") received from Spark Energy, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

8.75% Series A Fixed-to-Floating Rate Cumulative Redeemable
Perpetual Preferred Stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery